First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
January 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 90.6%
	Brazil – 14.7%
6,100,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/21	$1,492,717
46,250,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	12,492,889
26,950,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	7,480,725
15,700,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,450,716
				25,917,047
	Chile – 4.1%
3,040,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	4.50%	03/01/26	4,130,520
120,000,000	Bonos del Banco Central de Chile en Pesos (CLP)	6.00%	02/01/21	155,838
2,210,000,000	Chile Government International Bond (CLP)	5.50%	08/05/20	2,814,346
				7,100,704
	Colombia – 9.1%
4,201,000,000	Colombian TES (COP)	7.00%	05/04/22	1,289,474
17,780,000,000	Colombian TES (COP)	7.50%	08/26/26	5,780,932
14,100,000,000	Colombian TES (COP)	6.00%	04/28/28	4,220,345
14,080,000,000	Colombian TES (COP)	7.75%	09/18/30	4,710,213
				16,000,964
	Czech Republic – 1.3%
18,000,000	Czech Republic Government Bond (CZK)	0.75%	02/23/21	782,802
33,480,000	Czech Republic Government Bond (CZK) (a)	2.40%	09/17/25	1,547,498
				2,330,300
	Hungary – 4.8%
1,833,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	8,437,655
	Indonesia – 4.8%
5,416,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/24	431,931
34,326,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	2,783,611
24,010,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,937,504
41,100,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	3,242,792
				8,395,838
	Israel – 4.3%
3,440,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	1,369,215
18,970,000	Israel Government Bond - Fixed (ILS)	2.25%	09/28/28	6,169,224
				7,538,439
	Malaysia – 4.5%
10,220,000	Malaysia Government Bond (MYR)	4.16%	07/15/21	2,541,533
12,100,000	Malaysia Government Bond (MYR)	4.05%	09/30/21	3,010,532
9,360,000	Malaysia Government Bond (MYR)	4.18%	07/15/24	2,394,817
				7,946,882
	Mexico – 3.3%
70,240,000	Mexican Bonos (MXN)	7.25%	12/09/21	3,762,750
24,210,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,464,016
9,290,000	Mexican Bonos (MXN)	7.75%	05/29/31	532,429
				5,759,195
	Peru – 8.0%
9,120,000	Peru Government Bond (PEN)	8.20%	08/12/26	3,461,285
26,150,000	Peru Government Bond (PEN)	6.95%	08/12/31	9,523,502

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Peru (Continued)
3,100,000	Peru Government Bond (PEN)	6.90%	08/12/37	$1,136,002
				14,120,789
	Philippines – 2.8%
150,000,000	Philippine Government International Bond (PHP)	4.95%	01/15/21	2,982,668
20,000,000	Philippine Government International Bond (PHP)	3.90%	11/26/22	393,133
64,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	1,566,093
				4,941,894
	Poland – 3.1%
2,000,000	Republic of Poland Government Bond (PLN)	1.75%	07/25/21	518,479
4,375,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	1,221,935
9,800,000	Republic of Poland Government Bond (PLN)	2.75%	04/25/28	2,647,192
3,115,000	Republic of Poland Government Bond (PLN)	5.75%	04/25/29	1,057,535
				5,445,141
	Romania – 3.1%
13,940,000	Romania Government Bond (RON)	5.85%	04/26/23	3,450,487
7,780,000	Romania Government Bond (RON)	5.80%	07/26/27	2,004,719
				5,455,206
	South Africa – 16.5%
4,000,000	Republic of South Africa Government Bond (ZAR)	6.75%	03/31/21	267,315
55,735,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	4,192,241
159,270,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	9,915,468
135,305,000	Republic of South Africa Government Bond (ZAR)	6.25%	03/31/36	6,468,741
108,190,000	Republic of South Africa Government Bond (ZAR)	8.50%	01/31/37	6,390,604
28,000,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	1,706,473
				28,940,842
	Thailand – 2.0%
69,470,000	Thailand Government Bond (THB)	3.63%	06/16/23	2,413,558
27,500,000	Thailand Government Bond (THB)	3.65%	06/20/31	1,088,432
				3,501,990
	Turkey – 4.2%
42,790,000	Turkey Government Bond (TRY)	10.60%	02/11/26	7,432,258
	Total Foreign Sovereign Bonds and Notes			159,265,144
	(Cost $160,913,649)
FOREIGN CORPORATE BONDS AND NOTES – 4.9%
	Supranationals – 4.9%
125,000,000	Asian Development Bank (INR)	6.20%	10/06/26	1,760,589
51,050,000	International Finance Corp. (INR)	5.85%	11/25/22	711,638
431,500,000	International Finance Corp. (INR)	6.30%	11/25/24	6,155,107
	Total Foreign Corporate Bonds and Notes			8,627,334
	(Cost $8,845,011)

Total Investments – 95.5%	167,892,478
(Cost $169,758,660) (b)
Net Other Assets and Liabilities – 4.5%	7,997,128
Net Assets – 100.0%	$175,889,606

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2020	Sale Value as of 1/31/2020	Unrealized Appreciation/ (Depreciation)
02/20/20	SG	IDR	95,150,000,000	USD	6,956,347	$ 6,958,674	$ 6,956,347	$ 2,327
02/20/20	SG	INR	437,000,000	USD	6,154,344	6,114,444	6,154,344	(39,900)
02/20/20	SG	KRW	2,000,000,000	USD	1,730,074	1,678,489	1,730,074	(51,585)
02/20/20	BBH	MXN	117,868,900	USD	6,227,334	6,223,527	6,227,334	(3,807)
02/20/20	SG	PHP	211,700,000	USD	4,194,960	4,162,558	4,194,960	(32,402)
02/20/20	BNS	RUB	1,103,700,000	USD	17,979,991	17,229,748	17,979,991	(750,243)
02/20/20	BBH	THB	16,500,000	USD	546,403	529,506	546,403	(16,897)
02/20/20	BBH	TRY	5,890,000	USD	995,390	980,600	995,390	(14,790)
02/20/20	BBH	ZAR	65,980,000	USD	4,567,540	4,387,080	4,567,540	(180,460)
02/20/20	BNS	USD	9,461,526	BRL	39,575,000	9,461,526	9,232,737	228,789
02/20/20	BNS	USD	2,594,218	CLP	2,025,000,000	2,594,218	2,529,769	64,449
02/20/20	BNS	USD	1,756,777	COP	5,800,000,000	1,756,777	1,694,400	62,377
02/20/20	BBH	USD	4,274,734	HUF	1,271,732,381	4,241,882	4,183,093	58,789
02/20/20	BBH	USD	2,670,974	PLN	10,398,682	2,670,974	2,684,043	(13,069)
Net Unrealized Appreciation (Depreciation)								$(686,422)

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia
SG	Societe Generale

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,595,175 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,147,779. The net unrealized depreciation was $2,552,604. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 159,265,144	$ —	$ 159,265,144	$ —
Foreign Corporate Bonds and Notes*	8,627,334	—	8,627,334	—
Total Investments	167,892,478	—	167,892,478	—
Forward Foreign Currency Contracts	416,731	—	416,731	—
Total	$ 168,309,209	$—	$ 168,309,209	$—
LIABILITIES TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (1,103,153)	$ —	$ (1,103,153)	$ —

*	See Portfolio of Investments for country breakout.
Credit Quality †	% of Total Investments (including cash)
AAA	4.9%
AA	1.3
AA-	8.4
A	7.7
A-	13.4
BBB+	2.8
BBB	18.8
BBB-	19.7
BB	14.9
BB-	4.3
Cash	3.8
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Currency Exposure Diversification	% of Total Investments (including cash)††
ZAR	19.4%
RUB	9.9
BRL	9.6
INR	8.5
COP	8.2
PEN	8.2
IDR	7.5
MXN	6.9
PHP	5.2
TRY	4.9
MYR	4.6
ILS	4.3
RON	3.1
CLP	2.6
HUF	2.5
THB	2.3
PLN	1.6
CZK	1.3
KRW	1.0
USD	(11.6)
Total	100.0%

††	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand